Risks (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Percentage of risks	10.00%	10.00%	10.00%
Tire Supply chain financing [Member]
Concentration Risk [Line Items]
Percentage of risks	1.50%	43.90%
Interest income	$ 996,900	$ 15,604,310
Loan receivable	$ 82,268,704	$ 56,966,609
Loan receivable percentage	46.20%	36.80%
Trade and service [Member]
Concentration Risk [Line Items]
Percentage of risks	44.40%	23.50%
Interest income	$ 1,295,393	$ 8,355,837
Loan receivable	$ 52,192,756	$ 54,413,130
Loan receivable percentage	29.30%	35.20%